Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS

13. BANK BORROWINGS

Bank borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Short-term bank borrowing(i)	15,172	13,172	1,874
Long-term bank borrowing, current portion(ii)	2,800	5,800	825
Long-term bank borrowing, non-current portion(ii)	3,700	-	-
	21,672	18,972	2,699

(i)	During fiscal year 2025, Shanghai Youxu fully repaid the aggregate short-term bank borrowings of RMB4,000 originally obtained in 2024. While, Shanghai Youxu entered into new one-year short-term bank loans of RMB2,000 on February 21, 2025, carrying an annual interest rate of 3.10%.

(ii)	During fiscal year 2025, Youxu Zibo repaid RMB700 of its bank borrowings from Qishang Bank.